Wasatch Frontier Emerging Small Countries Fund
WASATCH FRONTIER E MERGING SMALL COUNTRIES FUND ( Investor Class Shares ) — Summary
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -		Wasatch Frontier Emerging Small Countries Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	[1]	2.00%
Exchange Fee		none
Maximum Account Fee		none
[1]	as a % of amount redeemed on shares held 90 days or less

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Wasatch Frontier Emerging Small Countries Fund Investor Class Shares
Management Fee		1.75%
Distribution/Service (12b-1) Fee		none
Other Expenses	[1]	1.90%
Total Annual Fund Operating Expenses	[1]	3.65%
Expense Reimbursement		(1.40%)
Total Annual Fund Operating Expenses After Expense Reimbursement		2.25%
[1]	Other Expenses are based on estimated expenses for the Fund for its first full fiscal year. Wasatch Advisors, Inc., the Fund's investment advisor, has contractually agreed to reimburse the Investor Class Shares of the Fund for Total Annual Fund Operating Expenses in excess of 2.25% (excluding interest, taxes, brokerage commissions, other investment related costs and extraordinary expenses) until at least January 31, 2013. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund's Investor Class remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Wasatch Frontier Emerging Small Countries Fund Investor Class Shares	228	989

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL STRATEGIES

The Fund invests primarily in the equity securities of companies of all market capitalizations that are tied economically to frontier markets and small emerging market countries.

Under normal market conditions, we will invest at least 80% of the Fund's assets in the equity securities (including common stock, preferred stock and securities convertible into common stock, warrants, and rights) of companies that are tied economically to frontier markets and small emerging market countries.

"Frontier markets" include any country that is outside the Morgan Stanley Capital International (MSCI) All Country World Index, and also any country that is currently included in the Russell Frontier Index, the S&P Frontier Markets BMI Index, the MSCI Frontier Markets Index, or similar market indices, or that, in our opinion, have similar characteristics regardless of their inclusion in an index.

"Emerging markets" include those countries currently considered to be developing as per their inclusion in the MSCI Emerging Markets Index. We consider a "small emerging market country" to be any country that individually constitutes not more than 7% of the MSCI Emerging Markets Index or the S&P Emerging Markets BMI Index.

We will generally consider qualifying investments to be in companies that are listed on an exchange in a frontier market or small emerging market country, that are legally domiciled in a frontier market or small emerging market country, that have at least 50% of their assets in a frontier market or small emerging market country, or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services provided in a frontier market or small emerging market country. The Fund will not be required to sell a security because the market to which it is economically tied is no longer what we consider to be a frontier market or a small emerging market country.

In general, frontier markets and small emerging market countries, with the exception of the oil-producing Persian Gulf States, tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets and the world's major developed economies. Frontier and small emerging market countries include the least developed markets even by emerging market standards. We believe frontier markets and small emerging market countries offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing and improving corporate governance.

The Fund may invest in the equity securities of companies of any size, although we expect a significant portion of the Fund's assets to be invested in the equity securities of companies under US$3 billion at the time of purchase.

We travel extensively outside the U.S. to visit companies and expect to meet with senior management. We use a process of quantitative screening followed by "bottom up" fundamental analysis with the objective of owning the highest quality growth companies tied economically to frontier markets and small emerging market countries.

We do not use allocation models to restrict the Fund's investments to certain regions, countries or industries.

The Fund may invest a large percentage of its assets in a few sectors, including financials.

We may also invest in initial public offerings (IPOs).

The Fund is non-diversified, meaning that it can concentrate investments in a more limited number of issuers than a diversified fund.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund's investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics). The Fund's investments may decline in value even when the overall stock market is not in general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Frontier Markets Risk. In addition to the risks of investing in foreign securities and emerging markets, frontier market securities involve unique risks, such as exposure to economies less diverse and mature than those of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers based in more developed foreign countries, including securities of issuers in larger emerging markets. Frontier markets generally receive less investor attention than developed markets and larger emerging markets. These risks can result in the potential for extreme price volatility and illiquidity.

Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Liquidity Risk. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund's ability to sell such securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event. Market quotations for such securities may be volatile.

Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors it will have increased exposure to the price movements of those sectors.

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

PERFORMANCE

Ordinarily, this section of the prospectus contains information that would allow you to evaluate the Fund's performance using several different measures such as yearly changes in performance, best and worst quarterly returns and average annual total returns before and after taxes compared to a relevant benchmark. However, the Wasatch Frontier Emerging Small Countries Fund has not yet commenced operations and does not have a full calendar year of performance.